Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000013484 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000013484 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000013484 | B
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000013484 | BB
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000013484 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013484 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013484 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013484 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013484 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013484 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.20%
C000013486 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000013486 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000013486 | B
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000013486 | BB
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000013486 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013486 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013486 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013486 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013486 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013486 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.20%
C000013488 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000013488 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000013488 | B
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000013488 | BB
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000013488 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013488 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013488 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013488 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013488 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013488 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.20%
C000013487 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000013487 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000013487 | B
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000013487 | BB
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000013487 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013487 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013487 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013487 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013487 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.00%
C000013487 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.20%
C000142452 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142452 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142452 | B
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000142452 | BB
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000142452 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142452 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142452 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142452 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000142452 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	9.00%
C000142452 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.20%